Property, Plant and Equipment - Disclosure of Gold Price, Silver Price and Exchange Rates Assumptions (Details)	Jun. 30, 2021 R / $	Jun. 30, 2021 $ / oz	Jun. 30, 2021 K / $	Jun. 30, 2021 R / kg	Jun. 30, 2020 R / $	Jun. 30, 2020 $ / oz	Jun. 30, 2020 K / $	Jun. 30, 2020 R / kg	Jun. 30, 2019 R / $	Jun. 30, 2019 $ / oz	Jun. 30, 2019 K / $	Jun. 30, 2019 R / kg
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Average Foreign Exchange Rate assumption PGK/US$ | K / $			3.50				3.45				3.34
Year 1
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)		1,805		843,000		1,610		865,000		1,325		615,000
Silver price (in USD per oz) | $ / oz		25.72				17.00				15.75
Exchange rate (R/USD and PGK/USD) | R / $	14.54				16.72				14.43
Year 2
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)		1,673		772,000		1,558		775,000		1,310		600,000
Silver price (in USD per oz) | $ / oz		23.22				17.00				15.75
Exchange rate (R/USD and PGK/USD) | R / $	14.36				15.47				14.25
Year 3
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)		1,582		735,000		1,469		722,000		1,290		585,000
Silver price (in USD per oz) | $ / oz		21.70				17.00				17.00
Exchange rate (R/USD and PGK/USD) | R / $	14.44				15.29				14.11
Long term year 4 onwards
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)		1,500		700,000		1,350		630,000		1,290		585,000
Silver price (in USD per oz) | $ / oz		20.70				17.00				17.00
Exchange rate (R/USD and PGK/USD) | R / $	14.51				14.51				14.11